Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt	$ 494,209	$ 510,632
Financial liability	24,842	0
Total borrowings	519,051	510,632
Less: Long-term unamortized discount	(6,629)	(10,824)
Less: Current portion of long-term borrowings, net	(26,804)	(26,586)
Less: Deferred finance costs, net	(4,937)	(6,345)
Long-term borrowings, net	480,681	466,877
Term Loan B facility
Debt Instrument [Line Items]
Total debt	418,538	441,471
Credit facilities
Debt Instrument [Line Items]
Total debt	$ 75,671	$ 69,161